Capital Risk Management	12 Months Ended
Dec. 31, 2022
Capital Risk Management [Abstract]
Capital Risk Management
27.	CAPITAL RISK MANAGEMENT
The Group manages its capital to ensure the Group will be able to continue as a going concern while maximizing the return to stakeholders through the optimization of the debt and equity balance. The Group’s overall strategy remains unchanged throughout the years ended December 31, 2020, 2021 and 2022.
The capital structure of the Group consists of net debt, which includes lease liabilities and Preferred Shares as disclosed in Notes 23 and 24, respectively, net of cash and cash equivalents, and equity attributable to owners of the Company, comprising issued share capital, share premium, accumulated losses and various reserves.
The directors of the Company regularly review the capital structure from time to time. As part of this review, the directors of the Company consider the cost of capital and the risks associated with each class of capital. Based on recommendations of the directors of the Company, the Group will balance its overall capital structure through the payment of dividends, new share issues as well as raising new debts or redemption of existing debts.